Long-Term Debt - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended				12 Months Ended			3 Months Ended	12 Months Ended		12 Months Ended				3 Months Ended	12 Months Ended			12 Months Ended							1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2012	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010	Dec. 29, 2012	Sep. 29, 2012 BP Parallel LLC	Oct. 01, 2010 BP Parallel LLC	Sep. 29, 2012 LIBOR	Dec. 29, 2012 Term Loan	Sep. 29, 2012 Term Loan	Sep. 29, 2007 Term Loan	Sep. 29, 2012 Term Loan Minimum Based On Achievement Certain Leverage Ratios	Sep. 29, 2012 Term Loan Maximum	Sep. 29, 2012 Term Loan LIBOR	Sep. 29, 2012 Term Loan Base Rate	Dec. 29, 2012 Revolving Line Of Credit	Sep. 29, 2012 Revolving Line Of Credit	Jun. 30, 2011 Revolving Line Of Credit	Sep. 29, 2007 Revolving Line Of Credit	Sep. 29, 2012 Revolving Line Of Credit Based On Unused Capacity Of Less Than 10	Sep. 29, 2012 Revolving Line Of Credit Minimum	Sep. 29, 2012 Revolving Line Of Credit Maximum	Sep. 29, 2012 Revolving Line Of Credit Federal Funds Rate	Sep. 29, 2012 Revolving Line Of Credit LIBOR Minimum	Sep. 29, 2012 Revolving Line Of Credit LIBOR Maximum	Sep. 29, 2012 Revolving Line Of Credit Base Rate	Oct. 31, 2012 11% Senior Subordinated Notes	Dec. 29, 2012 11% Senior Subordinated Notes	Sep. 29, 2012 11% Senior Subordinated Notes
Debt Instrument [Line Items]
Stock sold in initial public offering	29,411,764
Stock sold, price per share	$ 16.00
Proceeds from sale of stock	$ 438
Amount of debt extinguished																											455
Debt instrument, interest rate, stated percentage																											11.00%	11.00%	11.00%
Investment from subsidiary					21
Debt instrument, face amount											1,200
Credit facility, maximum borrowing capacity																		650	150
Maturity date									Apr. 01, 2015	Apr. 01, 2015						Jun. 01, 2016	Jun. 01, 2016										Sep. 01, 2016	Sep. 01, 2016	Sep. 01, 2016
Amount added to base rate for interest rate														2.00%	1.00%								0.50%	1.75%	2.25%	0.00%
Interest rate of base								0.36%
Minimum principal payments										3
Term of quarterly principal payments										8 years
Percentage of excess cash flow that must be used to prepay outstanding term loan										50.00%		0.00%
Percentage of net cash proceeds from non-ordinary asset sales, casualty and condemnation events that must be used to prepay outstanding term loan if not reinvested in business										100.00%
Period of time company has to reinvest net cash proceeds from non-ordinary asset sales, casualty and condemnation events										15 months
Credit facility, unutilized capacity commitment fee																					0.375%	0.50%
Letter of credit, fronting fee																	0.125%
Credit facility, unused capacity																				10.00%
Term that unused capacity of credit facility must be below 10% to trigger ratio requirement																				10 days
Credit facility, remaining borrowing capacity																	426
Fixed charge coverage ratio																	1.7
First lien secured leverage ratio										280.00%			400.00%
Credit facility, amount outstanding																	73
Letter of credit, amount outstanding																	50
Interest paid		288	300	244
Proceeds from sale of stock	444
Invested amount by subsidiary						4	25
Market prices debt						5	33
Net gain from repurchase of the Senior Unsecured Term Loan						$ 1	$ 8